Submission	Aug. 26, 2025
Submission [Line Items]
Central Index Key	0001930679
Registrant Name	KKR FS Income Trust
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A